Note 19 - Restatement of Comparative Amounts (Tables)	12 Months Ended
Nov. 30, 2013
Accounting Changes and Error Corrections [Abstract]
Schedule of Error Corrections and Prior Period Adjustments [Table Text Block]
	As previously reported	Adjustment	As restated
	$	$	$
Consolidated balance sheet and consolidated statements of shareholders' deficiency
November 30, 2011
Capital stock	147,152	755,124	902,276
Additional paid in capital	20,822,672	(755,124)	20,067,548

November 30, 2012
Capital stock	147,152	5,981,545	6,128,697
Additional paid in capital	28,409,665	(5,981,545)	22,428,120